DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers USD High Yield Corporate Bond ETF

November 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.7%
Basic Materials - 4.3%
Chemicals - 1.9%
Ashland LLC
4.75%, 8/15/22	$4,917,000	$5,162,850
Blue Cube Spinco LLC
9.75%, 10/15/23	1,365,000	1,487,836
10.00%, 10/15/25	4,121,000	4,605,176
CF Industries, Inc.
3.45%, 6/1/23	3,307,000	3,389,642
Chemours Co.
6.625%, 5/15/23 (a)	4,435,000	4,379,563
7.00%, 5/15/25 (a)	3,070,000	2,847,425
5.375%, 5/15/27	2,018,000	1,700,215
Consolidated Energy Finance SA
6.875%, 6/15/25, 144A	3,228,000	3,058,498
6.50%, 5/15/26, 144A	889,000	829,301
Element Solutions, Inc., 144A
5.875%, 12/1/25	2,970,000	3,096,195
Hexion, Inc., 144A
7.875%, 7/15/27	1,580,000	1,595,840
INEOS Group Holdings SA, 144A
5.625%, 8/1/24 (a)	2,203,000	2,267,041
NOVA Chemicals Corp.
5.25%, 8/1/23, 144A	2,376,000	2,399,736
4.875%, 6/1/24, 144A	3,873,000	3,911,730
5.00%, 5/1/25, 144A	2,723,000	2,743,395
5.25%, 6/1/27, 144A	4,557,000	4,613,154
OCI NV
6.625%, 4/15/23, 144A	3,302,000	3,453,892
5.25%, 11/1/24, 144A	2,232,000	2,315,700
Olin Corp.
5.125%, 9/15/27	2,200,000	2,287,610
5.625%, 8/1/29	3,226,000	3,371,251
5.00%, 2/1/30	2,386,000	2,374,130
PolyOne Corp.
5.25%, 3/15/23	2,503,000	2,696,957
PQ Corp., 144A
6.75%, 11/15/22	2,992,000	3,100,439
SPCM SA, 144A
4.875%, 9/15/25	1,586,000	1,641,494
Starfruit Finco BV / Starfruit US Holdco LLC, 144A
8.00%, 10/1/26 (a)	2,722,000	2,837,753
WR Grace & Co.-Conn, 144A
5.125%, 10/1/21	3,096,000	3,219,066

		75,385,889

Iron/Steel - 0.5%
AK Steel Corp.
7.625%, 10/1/21	1,729,000	1,721,047
Allegheny Technologies, Inc.
5.95%, 1/15/21	2,097,000	2,185,389
7.875%, 8/15/23	2,100,000	2,338,854
Cleveland-Cliffs, Inc.
4.875%, 1/15/24, 144A	1,478,000	1,524,801
5.75%, 3/1/25 (a)	2,265,000	2,267,831
5.875%, 6/1/27, 144A	3,463,000	3,323,865
United States Steel Corp.
6.875%, 8/15/25 (a)	3,127,000	2,939,380
6.25%, 3/15/26	2,743,000	2,365,906

		18,667,073

Mining - 1.9%
Alcoa Nederland Holding BV
6.75%, 9/30/24, 144A	3,834,000	4,044,832
7.00%, 9/30/26, 144A	2,184,000	2,380,172
6.125%, 5/15/28, 144A	2,206,000	2,382,088
Aleris International, Inc., 144A
10.75%, 7/15/23 (a)	1,636,000	1,716,434
Celtic Resources Holdings DAC, 144A
4.125%, 10/9/24	1,700,000	1,728,504
Constellium SE
5.75%, 5/15/24, 144A	1,749,000	1,804,557
6.625%, 3/1/25, 144A	3,738,000	3,896,902
5.875%, 2/15/26, 144A (a)	2,027,000	2,116,999
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	3,148,000	3,234,548
5.125%, 3/15/23, 144A	2,263,000	2,370,470
5.125%, 5/15/24, 144A (a)	3,178,000	3,342,176
4.50%, 9/15/27, 144A	2,434,000	2,440,146
Freeport-McMoRan, Inc.
3.55%, 3/1/22	6,543,000	6,592,073
3.875%, 3/15/23	8,942,000	9,146,772
4.55%, 11/14/24	3,766,000	3,967,330
5.00%, 9/1/27	2,942,000	3,026,656
5.25%, 9/1/29	2,634,000	2,716,378
Hudbay Minerals, Inc.
7.25%, 1/15/23, 144A	1,444,000	1,484,309
7.625%, 1/15/25, 144A	2,952,000	2,966,730
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	2,184,000	2,313,933
Novelis Corp.
6.25%, 8/15/24, 144A	4,027,000	4,244,579
5.875%, 9/30/26, 144A	7,283,000	7,645,857

		75,562,445

Communications - 24.8%
Advertising - 0.4%
Lamar Media Corp.
5.00%, 5/1/23	2,600,000	2,651,974
5.375%, 1/15/24	2,715,000	2,782,848
5.75%, 2/1/26	3,172,000	3,380,630
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.625%, 2/15/24	1,266,000	1,302,056
5.00%, 8/15/27, 144A	2,259,000	2,363,078
4.625%, 3/15/30, 144A	2,500,000	2,529,700

		15,010,286

Internet - 2.4%
Match Group, Inc., 144A
5.00%, 12/15/27	2,067,000	2,124,561
Netflix, Inc.
5.375%, 2/1/21	2,457,000	2,546,558
5.50%, 2/15/22	2,925,000	3,096,785
5.75%, 3/1/24	903,000	1,001,951
5.875%, 2/15/25	3,528,000	3,872,862
4.375%, 11/15/26	4,895,000	4,968,547
4.875%, 4/15/28	6,940,000	7,126,027
5.875%, 11/15/28	8,254,000	9,038,336
6.375%, 5/15/29	2,991,000	3,353,128
5.375%, 11/15/29, 144A	4,325,000	4,563,416
4.875%, 6/15/30, 144A	4,352,000	4,395,520
NortonLifeLock, Inc.
3.95%, 6/15/22	1,950,000	1,983,188
5.00%, 4/15/25, 144A	4,219,000	4,263,400
Photo Holdings Merger Sub, Inc., 144A
8.50%, 10/1/26	3,446,000	2,892,483
Uber Technologies, Inc.
7.50%, 11/1/23, 144A	2,284,000	2,358,207
8.00%, 11/1/26, 144A	6,482,000	6,594,284
7.50%, 9/15/27, 144A	4,862,000	4,831,734
VeriSign, Inc.
4.625%, 5/1/23	2,759,000	2,810,704
5.25%, 4/1/25	2,150,000	2,370,998
4.75%, 7/15/27	2,584,000	2,752,793
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/1/23	6,484,000	6,662,390
6.375%, 5/15/25	5,057,000	5,214,981
5.75%, 1/15/27, 144A	6,125,000	6,264,941

		95,087,794

Media - 11.7%
Altice Financing SA
6.625%, 2/15/23, 144A	9,275,000	9,506,782
7.50%, 5/15/26, 144A	11,839,000	12,623,038
Altice Finco SA, 144A
8.125%, 1/15/24	2,480,000	2,561,629
Altice Luxembourg SA
7.625%, 2/15/25, 144A	6,141,000	6,409,669
10.50%, 5/15/27, 144A	7,047,000	8,009,092
AMC Networks, Inc.
4.75%, 12/15/22	2,225,000	2,252,797
5.00%, 4/1/24	4,766,000	4,795,787
4.75%, 8/1/25	3,514,000	3,496,430
Cablevision Systems Corp.
5.875%, 9/15/22	3,342,000	3,609,337
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 9/30/22	4,850,000	4,925,781
5.125%, 2/15/23	3,679,000	3,747,944
4.00%, 3/1/23, 144A	1,831,000	1,869,890
5.125%, 5/1/23, 144A	6,169,000	6,330,875
5.75%, 9/1/23	1,494,000	1,529,669
5.875%, 4/1/24, 144A	7,030,000	7,346,280
5.375%, 5/1/25, 144A	3,721,000	3,860,500
5.75%, 2/15/26, 144A	11,645,000	12,326,611
5.50%, 5/1/26, 144A	7,485,000	7,914,059
5.125%, 5/1/27, 144A	13,921,000	14,791,411
5.875%, 5/1/27, 144A	2,844,000	3,035,465
5.00%, 2/1/28, 144A	11,037,000	11,644,311
5.375%, 6/1/29, 144A	6,422,000	6,895,783
4.75%, 3/1/30, 144A	7,786,000	8,019,775
Cengage Learning, Inc., 144A
9.50%, 6/15/24 (a)	2,806,000	2,383,936
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24, 144A	7,938,000	8,763,949
5.125%, 8/15/27, 144A	5,726,000	5,969,498
CSC Holdings LLC
6.75%, 11/15/21	3,449,000	3,719,747
5.375%, 7/15/23, 144A	3,047,000	3,134,571
5.25%, 6/1/24	2,793,000	3,009,430
7.75%, 7/15/25, 144A	2,468,000	2,653,100
6.625%, 10/15/25, 144A	5,897,000	6,288,502
10.875%, 10/15/25, 144A	6,754,000	7,610,914
5.50%, 5/15/26, 144A	6,217,000	6,582,140
5.50%, 4/15/27, 144A	5,670,000	6,044,631
5.375%, 2/1/28, 144A	4,426,000	4,690,774
7.50%, 4/1/28, 144A	6,177,000	6,971,192
6.50%, 2/1/29, 144A	7,458,000	8,332,712
5.75%, 1/15/30, 144A	9,378,000	9,893,790
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26, 144A	13,401,000	13,627,128
6.625%, 8/15/27, 144A (a)	7,703,000	7,527,641

DISH DBS Corp.
6.75%, 6/1/21	7,987,000	8,433,393
5.875%, 7/15/22	9,571,000	10,025,556
5.00%, 3/15/23	6,386,000	6,449,796
5.875%, 11/15/24	8,681,000	8,691,851
7.75%, 7/1/26	8,627,000	8,955,797
Entercom Media Corp., 144A
7.25%, 11/1/24 (a)	1,486,000	1,572,062
Gray Television, Inc.
5.125%, 10/15/24, 144A	2,072,000	2,154,859
5.875%, 7/15/26, 144A	2,896,000	3,077,514
7.00%, 5/15/27, 144A	3,418,000	3,793,373
iHeartCommunications, Inc.
6.375%, 5/1/26 (a)	2,738,650	2,962,874
8.375%, 5/1/27	5,771,736	6,304,597
5.25%, 8/15/27, 144A	4,447,000	4,580,299
4.75%, 1/15/28, 144A	2,000,000	2,017,600
LCPR Senior Secured Financing DAC, 144A
6.75%, 10/15/27	5,428,000	5,611,195
Meredith Corp.
6.875%, 2/1/26	5,057,000	5,210,467
Nexstar Broadcasting, Inc.
5.625%, 8/1/24, 144A	4,581,000	4,787,099
5.625%, 7/15/27, 144A	7,612,000	8,036,007
Quebecor Media, Inc.
5.75%, 1/15/23	3,493,000	3,786,971
Sinclair Television Group, Inc.
5.625%, 8/1/24, 144A	3,338,000	3,446,452
5.125%, 2/15/27, 144A	1,984,000	2,009,489
5.50%, 3/1/30, 144A	2,000,000	2,010,000
Sirius XM Radio, Inc.
3.875%, 8/1/22, 144A	4,164,000	4,257,661
4.625%, 5/15/23, 144A	1,956,000	1,990,230
4.625%, 7/15/24, 144A	6,005,000	6,305,250
5.375%, 4/15/25, 144A	5,082,000	5,272,524
5.375%, 7/15/26, 144A	4,683,000	4,958,243
5.00%, 8/1/27, 144A	6,942,000	7,323,984
5.50%, 7/1/29, 144A	5,052,000	5,437,341
TEGNA, Inc.
6.375%, 10/15/23	1,595,000	1,646,838
5.00%, 9/15/29, 144A	4,966,000	4,978,415
Telenet Finance Luxembourg Notes Sarl, 144A
5.50%, 3/1/28	3,800,000	4,054,600
Univision Communications, Inc.
5.125%, 5/15/23, 144A	5,646,000	5,582,483
5.125%, 2/15/25, 144A	6,376,000	6,160,810
UPC Holding BV, 144A
5.50%, 1/15/28	2,037,000	2,062,101
UPCB Finance IV Ltd., 144A
5.375%, 1/15/25	5,425,000	5,587,750
Videotron Ltd.
5.00%, 7/15/22	3,241,000	3,415,181
5.375%, 6/15/24, 144A	2,584,000	2,829,454
5.125%, 4/15/27, 144A	2,551,000	2,714,717
Virgin Media Finance PLC, 144A
6.00%, 10/15/24	3,056,000	3,152,768
Virgin Media Secured Finance PLC
5.50%, 8/15/26, 144A	3,486,000	3,672,684
5.50%, 5/15/29, 144A	6,575,000	6,920,352
Ziggo Bond Co. BV
5.875%, 1/15/25, 144A	2,331,000	2,407,725
6.00%, 1/15/27, 144A	2,486,000	2,613,600
Ziggo BV
5.50%, 1/15/27, 144A	9,030,000	9,581,936
4.875%, 1/15/30, 144A	2,336,000	2,399,825

		463,950,293

Telecommunications - 10.3%
Altice France SA
7.375%, 5/1/26, 144A	22,341,000	23,905,429
8.125%, 2/1/27, 144A	7,359,000	8,168,674
5.50%, 1/15/28, 144A (a)	4,764,000	4,823,669
C&W Senior Financing DAC
7.50%, 10/15/26, 144A	2,301,000	2,476,043
6.875%, 9/15/27, 144A	5,467,000	5,783,799
CenturyLink, Inc.
Series S, 6.45%, 6/15/21	4,666,000	4,909,798
Series T, 5.80%, 3/15/22	6,385,000	6,744,112
Series W, 6.75%, 12/1/23 (a)	3,403,000	3,794,345
Series Y, 7.50%, 4/1/24	4,490,000	5,062,475
5.625%, 4/1/25 (a)	1,920,000	2,032,781
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	2,761,000	2,591,861
CommScope Technologies LLC
6.00%, 6/15/25, 144A	6,691,000	6,473,542
5.00%, 3/15/27, 144A	3,204,000	2,819,664
CommScope, Inc.
5.50%, 3/1/24, 144A	5,275,000	5,492,541
5.50%, 6/15/24, 144A	2,815,000	2,766,357
6.00%, 3/1/26, 144A	6,650,000	6,978,350
8.25%, 3/1/27, 144A	4,097,000	4,127,625
Connect Finco SARL / Connect US Finco LLC, 144A
6.75%, 10/1/26	9,072,000	9,321,480
Consolidated Communications, Inc.
6.50%, 10/1/22 (a)	2,616,000	2,249,760
DKT Finance ApS, 144A
9.375%, 6/17/23	1,773,000	1,887,358

Frontier Communications Corp.
8.75%, 4/15/22	2,585,000	1,209,294
10.50%, 9/15/22	8,963,000	4,249,018
7.125%, 1/15/23	3,202,000	1,476,922
7.625%, 4/15/24	3,429,000	1,611,630
6.875%, 1/15/25	3,167,000	1,450,217
11.00%, 9/15/25	15,271,000	7,062,837
8.50%, 4/1/26, 144A	8,204,000	8,122,165
8.00%, 4/1/27, 144A	6,584,000	6,813,271
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	3,931,000	4,142,055
GTH Finance BV, 144A
7.25%, 4/26/23	4,016,000	4,507,237
GTT Communications, Inc., 144A
7.875%, 12/31/24 (a)	2,323,000	1,422,837
Hughes Satellite Systems Corp.
7.625%, 6/15/21	3,625,000	3,895,969
5.25%, 8/1/26	3,004,000	3,267,894
6.625%, 8/1/26	3,234,000	3,558,524
Inmarsat Finance PLC
4.875%, 5/15/22, 144A	4,580,000	4,636,191
6.50%, 10/1/24, 144A	2,424,000	2,548,630
Intelsat Connect Finance SA, 144A
9.50%, 2/15/23 (a)	5,981,000	3,513,838
Intelsat Jackson Holdings SA
9.50%, 9/30/22, 144A	2,102,000	2,354,896
5.50%, 8/1/23	9,526,000	7,594,127
8.00%, 2/15/24, 144A	5,248,000	5,366,028
8.50%, 10/15/24, 144A	11,867,000	9,790,275
9.75%, 7/15/25, 144A	8,631,000	7,271,618
Intelsat Luxembourg SA
7.75%, 6/1/21 (a)	1,881,000	1,358,552
8.125%, 6/1/23 (a)	3,530,000	1,614,940
Level 3 Financing, Inc.
5.375%, 8/15/22	2,447,000	2,456,788
5.625%, 2/1/23	755,000	759,711
5.125%, 5/1/23	4,886,000	4,934,811
5.375%, 1/15/24	3,814,000	3,887,095
5.375%, 5/1/25	4,539,000	4,709,167
5.25%, 3/15/26	3,774,000	3,938,443
4.625%, 9/15/27, 144A	4,308,000	4,394,268
Level 3 Parent LLC
5.75%, 12/1/22	3,984,000	3,984,000
Metropolitan Light Co. Ltd., 144A
5.50%, 11/21/22	2,991,000	3,082,871
Nokia OYJ
3.375%, 6/12/22	2,301,000	2,332,508
4.375%, 6/12/27	1,880,000	1,939,084
Qwest Corp.
6.75%, 12/1/21	3,187,000	3,418,711
Sable International Finance Ltd., 144A
5.75%, 9/7/27	1,841,000	1,935,991
Sprint Communications, Inc.
11.50%, 11/15/21	7,187,000	8,317,156
6.00%, 11/15/22	10,124,000	10,680,820
Sprint Corp.
7.25%, 9/15/21	8,269,000	8,787,880
7.875%, 9/15/23	17,943,000	19,770,943
7.125%, 6/15/24	10,434,000	11,268,720
7.625%, 2/15/25	6,243,000	6,853,565
7.625%, 3/1/26	6,778,000	7,413,268
Telecom Italia SpA, 144A
5.303%, 5/30/24	6,190,000	6,671,334
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	4,114,000	4,273,391
T-Mobile USA, Inc.
4.00%, 4/15/22	1,318,000	1,360,826
6.00%, 3/1/23	4,005,000	4,084,700
6.50%, 1/15/24	1,806,000	1,873,707
6.00%, 4/15/24	7,252,000	7,520,868
6.375%, 3/1/25	6,339,000	6,592,560
5.125%, 4/15/25	2,609,000	2,703,550
6.50%, 1/15/26	8,807,000	9,445,728
4.50%, 2/1/26	4,543,000	4,672,805
5.375%, 4/15/27	2,665,000	2,854,408
4.75%, 2/1/28	6,536,000	6,854,793
VEON Holdings BV
3.95%, 6/16/21, 144A	2,200,000	2,238,258
7.504%, 3/1/22, 144A	1,148,000	1,267,968
5.95%, 2/13/23, 144A	1,482,000	1,610,371
4.95%, 6/16/24, 144A	1,934,000	2,065,077
4.00%, 4/9/25, 144A	3,246,000	3,351,170
ViaSat, Inc.
5.625%, 9/15/25, 144A	3,074,000	3,127,764
5.625%, 4/15/27, 144A	2,357,000	2,518,625
West Corp., 144A
8.50%, 10/15/25	4,849,000	3,891,323

		405,093,654

Consumer, Cyclical - 15.0%
Airlines - 0.2%
Air Canada, 144A
7.75%, 4/15/21	1,743,000	1,861,350
American Airlines Group, Inc., 144A
5.00%, 6/1/22	3,273,000	3,423,721
United Airlines Holdings, Inc.
4.25%, 10/1/22	1,244,000	1,284,430
Virgin Australia Holdings Ltd., 144A
8.125%, 11/15/24	1,800,000	1,773,900

		8,343,401

Apparel - 0.3%
Hanesbrands, Inc.
4.625%, 5/15/24, 144A	4,273,000	4,507,972
4.875%, 5/15/26, 144A	3,825,000	4,077,880
Levi Strauss & Co.
5.00%, 5/1/25	2,239,000	2,312,697

		10,898,549

Auto Manufacturers - 0.8%
Allison Transmission, Inc.
5.00%, 10/1/24, 144A	4,115,000	4,222,978
4.75%, 10/1/27, 144A	1,826,000	1,881,414
5.875%, 6/1/29, 144A	2,200,000	2,378,359
Fiat Chrysler Automobiles NV
5.25%, 4/15/23	6,113,000	6,579,911
Jaguar Land Rover Automotive PLC
5.625%, 2/1/23, 144A (a)	1,787,000	1,800,385
4.50%, 10/1/27, 144A	2,353,000	2,002,574
Navistar International Corp., 144A
6.625%, 11/1/25	4,703,000	4,855,847
Tesla, Inc., 144A
5.30%, 8/15/25 (a)	8,011,000	7,700,494

		31,421,962

Auto Parts & Equipment - 1.1%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26	3,733,000	3,191,809
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	1,887,000	1,915,894
6.25%, 4/1/25	2,987,000	3,043,006
6.25%, 3/15/26	1,801,000	1,803,877
6.50%, 4/1/27	2,015,000	2,030,163
Dana, Inc.
5.50%, 12/15/24	2,319,000	2,392,431
Goodyear Tire & Rubber Co.
5.125%, 11/15/23 (a)	4,308,000	4,351,037
5.00%, 5/31/26 (a)	4,140,000	4,267,905
4.875%, 3/15/27 (a)	3,140,000	3,202,879
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.25%, 5/15/26, 144A	4,465,000	4,755,243
8.50%, 5/15/27, 144A	8,537,000	8,739,967
Tenneco, Inc.
5.00%, 7/15/26 (a)	2,179,000	1,874,539

		41,568,750

Distribution/Wholesale - 0.9%
American Builders & Contractors Supply Co., Inc.
5.875%, 5/15/26, 144A	3,026,000	3,218,983
4.00%, 1/15/28, 144A	2,842,000	2,852,657
Anixter, Inc.
5.125%, 10/1/21	1,512,000	1,585,937
Core & Main LP, 144A
6.125%, 8/15/25	2,167,000	2,221,153
HD Supply, Inc., 144A
5.375%, 10/15/26	3,385,000	3,595,962
KAR Auction Services, Inc., 144A
5.125%, 6/1/25	4,216,000	4,295,008
LKQ Corp.
4.75%, 5/15/23	2,571,000	2,619,181
Performance Food Group, Inc., 144A
5.50%, 10/15/27	5,056,000	5,384,766
Wolverine Escrow LLC
8.50%, 11/15/24, 144A	2,800,000	2,829,064
9.00%, 11/15/26, 144A	4,000,000	4,050,400
13.125%, 11/15/27, 144A	2,200,000	2,167,440

		34,820,551

Entertainment - 2.5%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25 (a)	2,580,000	2,405,850
5.875%, 11/15/26	2,711,000	2,446,196
6.125%, 5/15/27 (a)	2,092,000	1,888,082
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	7,078,000	7,332,525
Cedar Fair LP, 144A
5.25%, 7/15/29	2,371,000	2,536,549
Churchill Downs, Inc.
5.50%, 4/1/27, 144A	2,412,000	2,574,382
4.75%, 1/15/28, 144A	1,982,000	2,055,973
Cinemark USA, Inc.
5.125%, 12/15/22	884,000	895,326
4.875%, 6/1/23	3,747,000	3,812,535
Cirsa Finance International Sarl, 144A
7.875%, 12/20/23	2,542,000	2,696,991
Eldorado Resorts, Inc.
6.00%, 4/1/25	5,108,000	5,388,889
6.00%, 9/15/26	1,994,000	2,198,732
International Game Technology PLC
6.25%, 2/15/22, 144A	5,888,000	6,226,519
6.50%, 2/15/25, 144A	4,821,000	5,399,472
6.25%, 1/15/27, 144A	2,778,000	3,124,757
Lions Gate Capital Holdings LLC
6.375%, 2/1/24, 144A	2,413,000	2,352,651
5.875%, 11/1/24, 144A	2,198,000	2,122,466
Live Nation Entertainment, Inc.
4.875%, 11/1/24, 144A	2,518,000	2,612,400
4.75%, 10/15/27, 144A	4,011,000	4,141,458
Merlin Entertainments PLC, 144A
5.75%, 6/15/26	1,427,000	1,541,656

Mohegan Gaming & Entertainment, 144A
7.875%, 10/15/24	2,236,000	2,175,438
Scientific Games International, Inc.
10.00%, 12/1/22	4,305,000	4,423,387
5.00%, 10/15/25, 144A	5,277,000	5,525,177
8.25%, 3/15/26, 144A	4,853,000	5,262,952
7.00%, 5/15/28, 144A	2,800,000	2,926,000
7.25%, 11/15/29, 144A	2,200,000	2,304,500
Six Flags Entertainment Corp.
4.875%, 7/31/24, 144A	3,729,000	3,868,800
5.50%, 4/15/27, 144A	2,321,000	2,430,836
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A
7.00%, 7/15/26	3,954,000	4,279,503

		96,950,002

Food Service - 0.3%
Aramark Services, Inc.
5.125%, 1/15/24	3,077,000	3,173,125
5.00%, 4/1/25, 144A	2,116,000	2,213,844
4.75%, 6/1/26	2,235,000	2,318,416
5.00%, 2/1/28, 144A	5,278,000	5,555,227

		13,260,612

Home Builders - 1.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.125%, 7/1/22, 144A	2,000,000	2,034,986
6.25%, 9/15/27, 144A	2,536,000	2,656,010
Century Communities, Inc., 144A
6.75%, 6/1/27	2,297,000	2,440,155
K Hovnanian Enterprises, Inc., 144A
10.50%, 7/15/24	1,350,000	948,375
KB Home
7.00%, 12/15/21	2,000,000	2,163,300
Lennar Corp.
4.75%, 4/1/21	3,229,000	3,312,954
4.125%, 1/15/22	2,401,000	2,467,028
4.75%, 11/15/22	1,898,000	2,003,724
4.875%, 12/15/23	1,413,000	1,514,263
4.50%, 4/30/24	2,963,000	3,150,173
5.875%, 11/15/24	2,162,000	2,416,932
4.75%, 5/30/25	1,962,000	2,112,171
5.25%, 6/1/26	556,000	609,013
4.75%, 11/29/27	3,836,000	4,142,976
Mattamy Group Corp., 144A
6.50%, 10/1/25	2,474,000	2,647,155
Meritage Homes Corp.
6.00%, 6/1/25	1,704,000	1,913,106
PulteGroup, Inc.
4.25%, 3/1/21	1,192,000	1,217,807
5.50%, 3/1/26	2,457,000	2,729,905
5.00%, 1/15/27	3,157,000	3,448,462
Taylor Morrison Communities, Inc.
5.875%, 6/15/27, 144A	2,137,000	2,318,266
5.75%, 1/15/28, 144A	2,050,000	2,199,337
Toll Brothers Finance Corp.
5.875%, 2/15/22	1,865,000	1,982,144
4.375%, 4/15/23 (a)	1,571,000	1,642,347
4.875%, 3/15/27	1,664,000	1,806,018
4.35%, 2/15/28	1,806,000	1,879,996
3.80%, 11/1/29	1,740,000	1,718,294
William Lyon Homes, Inc.
5.875%, 1/31/25	2,035,000	2,096,895

		59,571,792

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
5.625%, 10/15/23	1,661,000	1,715,672
5.50%, 6/15/26	3,107,000	3,269,566

		4,985,238

Housewares - 0.4%
Newell Brands, Inc.
3.85%, 4/1/23	6,000,000	6,193,799
4.20%, 4/1/26	8,600,000	8,882,513
Scotts Miracle-Gro Co., 144A
4.50%, 10/15/29	2,000,000	2,025,050

		17,101,362

Leisure Time - 0.4%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/1/22 (a)	2,250,000	1,063,827
Carlson Travel, Inc., 144A
6.75%, 12/15/23	1,476,000	1,520,892
NCL Corp. Ltd., 144A
4.75%, 12/15/21	3,265,000	3,313,159
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	1,757,000	1,805,300
5.25%, 11/15/23, 144A	2,744,000	2,819,432
Viking Cruises Ltd., 144A
5.875%, 9/15/27	3,518,000	3,772,431

		14,295,041

Lodging - 2.6%
Boyd Gaming Corp.
6.875%, 5/15/23	3,023,000	3,126,931
6.375%, 4/1/26	2,994,000	3,203,049
6.00%, 8/15/26	3,301,000	3,524,965
Diamond Resorts International, Inc.
7.75%, 9/1/23, 144A (a)	2,754,000	2,836,592
10.75%, 9/1/24, 144A (a)	2,646,000	2,719,863

Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	3,892,000	3,971,455
5.125%, 5/1/26	7,139,000	7,534,126
4.875%, 1/15/30	4,077,000	4,341,281
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	3,775,000	3,889,817
4.875%, 4/1/27	2,722,000	2,891,642
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	3,534,000	3,612,631
Melco Resorts Finance Ltd.
4.875%, 6/6/25, 144A	4,026,000	4,121,548
5.25%, 4/26/26, 144A	2,345,000	2,419,661
5.625%, 7/17/27, 144A	2,500,000	2,595,463
MGM Resorts International
7.75%, 3/15/22	3,593,000	4,037,634
6.00%, 3/15/23	4,977,000	5,487,142
5.75%, 6/15/25	4,571,000	5,113,761
4.625%, 9/1/26	3,041,000	3,207,061
5.50%, 4/15/27	4,215,000	4,641,874
Station Casinos LLC, 144A
5.00%, 10/1/25	3,041,000	3,094,217
Studio City Co. Ltd., 144A
7.25%, 11/30/21	4,746,000	4,850,175
Wyndham Destinations, Inc.
4.25%, 3/1/22	2,813,000	2,893,190
3.90%, 3/1/23	1,553,000	1,579,207
5.75%, 4/1/27	1,811,000	1,965,564
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 5/30/23, 144A (a)	2,186,000	2,284,348
5.50%, 3/1/25, 144A	8,132,000	8,690,994
5.25%, 5/15/27, 144A	3,661,000	3,821,169

		102,455,360

Retail - 3.7%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/24, 144A	7,154,000	7,332,850
5.00%, 10/15/25, 144A	11,725,000	12,188,489
3.875%, 1/15/28, 144A	3,042,000	3,068,694
4.375%, 1/15/28, 144A	3,200,000	3,220,000
Beacon Roofing Supply, Inc., 144A
4.875%, 11/1/25	5,622,000	5,474,423
eG Global Finance PLC
6.75%, 2/7/25, 144A	3,272,000	3,239,280
8.50%, 10/30/25, 144A (a)	2,634,000	2,765,700
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/1/21 (a)	2,428,000	2,101,191
6.75%, 1/15/22 (a)	1,976,000	1,685,157
6.75%, 6/15/23 (a)	1,774,000	1,517,506
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	4,441,000	4,596,391
8.75%, 10/1/25, 144A	3,870,000	4,111,836
Group 1 Automotive, Inc.
5.00%, 6/1/22	1,962,000	1,991,416
IRB Holding Corp., 144A
6.75%, 2/15/26	2,054,000	2,149,711
JC Penney Corp., Inc.
5.875%, 7/1/23, 144A	2,313,000	1,954,462
8.625%, 3/15/25, 144A	1,780,000	1,126,589
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24, 144A	4,575,000	4,757,954
5.25%, 6/1/26, 144A	4,592,000	4,879,574
4.75%, 6/1/27, 144A	3,594,000	3,746,107
L Brands, Inc.
6.625%, 4/1/21	1,450,000	1,526,705
5.625%, 2/15/22	2,421,000	2,545,059
5.625%, 10/15/23 (a)	3,099,000	3,304,278
5.25%, 2/1/28	1,953,000	1,815,943
7.50%, 6/15/29	2,551,000	2,570,196
Michaels Stores, Inc., 144A
8.00%, 7/15/27	2,183,000	2,101,192
Murphy Oil USA, Inc.
4.75%, 9/15/29	2,226,000	2,355,603
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG
8.00%, 10/25/24, 144A	2,920,000	817,600
8.75%, 10/25/24, 144A	1,980,000	569,250
Penske Automotive Group, Inc.
5.75%, 10/1/22	2,010,000	2,036,872
5.50%, 5/15/26	2,528,000	2,660,271
PetSmart, Inc.
7.125%, 3/15/23, 144A	8,530,000	7,698,325
5.875%, 6/1/25, 144A	4,585,000	4,504,763
8.875%, 6/1/25, 144A	2,839,000	2,526,710
QVC, Inc.
5.125%, 7/2/22	1,440,000	1,514,877
4.375%, 3/15/23	4,050,000	4,195,666
4.85%, 4/1/24	2,286,000	2,424,976
4.45%, 2/15/25	2,559,000	2,653,069
Rite Aid Corp., 144A
6.125%, 4/1/23	7,441,000	6,176,030
Staples, Inc.
7.50%, 4/15/26, 144A	8,453,000	8,859,792
10.75%, 4/15/27, 144A (a)	4,305,000	4,445,451

Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/1/24	2,569,000	2,633,199
Yum! Brands, Inc., 144A
4.75%, 1/15/30	3,580,000	3,714,340

		145,557,497

Toys/Games/Hobbies - 0.2%
Mattel, Inc.
6.75%, 12/31/25, 144A	6,404,000	6,724,200
5.875%, 12/15/27, 144A	2,700,000	2,740,770

		9,464,970

Consumer, Non-cyclical - 19.1%
Agriculture - 0.4%
Darling Ingredients, Inc., 144A
5.25%, 4/15/27	2,355,000	2,492,938
JBS Investments II GmbH
7.00%, 1/15/26, 144A	4,209,000	4,568,449
5.75%, 1/15/28, 144A	3,740,000	3,944,765
Vector Group Ltd.
6.125%, 2/1/25, 144A	3,661,000	3,509,947
10.50%, 11/1/26, 144A	2,400,000	2,468,862

		16,984,961

Commercial Services - 3.7%
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	2,410,000	1,886,825
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	2,414,000	2,365,696
ASGN, Inc., 144A
4.625%, 5/15/28	2,300,000	2,317,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A
5.75%, 7/15/27	2,038,000	2,107,954
Brink’s Co., 144A
4.625%, 10/15/27	2,463,000	2,536,453
Gartner, Inc., 144A
5.125%, 4/1/25	3,975,000	4,177,487
Herc Holdings, Inc., 144A
5.50%, 7/15/27	5,017,000	5,261,704
Hertz Corp.
6.25%, 10/15/22 (a)	2,147,000	2,176,506
5.50%, 10/15/24, 144A	4,523,000	4,602,153
7.125%, 8/1/26, 144A	1,728,000	1,843,560
6.00%, 1/15/28, 144A	3,800,000	3,786,168
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/1/23	4,407,000	4,572,218
MPH Acquisition Holdings LLC, 144A
7.125%, 6/1/24	6,593,000	5,999,564
Nielsen Co. Luxembourg SARL
5.50%, 10/1/21, 144A	2,662,000	2,671,317
5.00%, 2/1/25, 144A (a)	2,267,000	2,281,146
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	9,855,000	9,941,231
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 5/15/23, 144A	4,815,000	5,070,797
5.25%, 4/15/24, 144A	3,426,000	3,537,311
5.75%, 4/15/26, 144A	5,720,000	5,985,374
Refinitiv US Holdings, Inc.
6.25%, 5/15/26, 144A	5,198,000	5,678,945
8.25%, 11/15/26, 144A	7,137,000	8,002,540
Service Corp. International
5.375%, 5/15/24	3,080,000	3,180,069
4.625%, 12/15/27	2,731,000	2,839,755
5.125%, 6/1/29	3,040,000	3,252,876
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	4,158,000	4,319,081
Sotheby’s, 144A
7.375%, 10/15/27	2,784,000	2,724,910
Team Health Holdings, Inc., 144A
6.375%, 2/1/25 (a)	3,696,000	1,969,654
United Rentals North America, Inc.
5.50%, 7/15/25	2,587,000	2,700,155
4.625%, 10/15/25	5,535,000	5,700,995
5.875%, 9/15/26	4,599,000	4,932,542
6.50%, 12/15/26	4,144,000	4,533,236
5.50%, 5/15/27	4,409,000	4,717,740
3.875%, 11/15/27	2,500,000	2,528,125
4.875%, 1/15/28	6,943,000	7,261,718
5.25%, 1/15/30	3,255,000	3,466,656
Verscend Escrow Corp., 144A
9.75%, 8/15/26	4,543,000	4,895,196
WEX, Inc., 144A
4.75%, 2/1/23	1,026,000	1,039,251

		146,864,158

Cosmetics/Personal Care - 0.3%
Avon Products, Inc.
7.00%, 3/15/23 (a)	1,922,000	2,071,555
Coty, Inc., 144A
6.50%, 4/15/26 (a)	2,024,000	2,094,891
Edgewell Personal Care Co.
4.70%, 5/19/21	2,489,000	2,547,491
4.70%, 5/24/22	1,840,000	1,895,187

Revlon Consumer Products Corp.
5.75%, 2/15/21 (a)	2,351,000	1,897,845
6.25%, 8/1/24	1,872,000	938,368

		11,445,337

Food - 2.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
6.625%, 6/15/24	5,237,000	5,506,758
5.75%, 3/15/25	6,289,000	6,433,112
7.50%, 3/15/26, 144A	2,558,000	2,837,779
4.625%, 1/15/27, 144A	3,500,000	3,465,350
5.875%, 2/15/28, 144A	2,536,000	2,659,180
B&G Foods, Inc.
5.25%, 4/1/25 (a)	4,062,000	4,112,775
5.25%, 9/15/27 (a)	2,388,000	2,337,255
JBS Investments GmbH, 144A
6.25%, 2/5/23	831,000	842,771
JBS USA LUX SA / JBS USA Finance, Inc.
5.875%, 7/15/24, 144A	3,086,000	3,185,524
5.75%, 6/15/25, 144A	4,890,000	5,087,629
6.75%, 2/15/28, 144A	4,385,000	4,851,992
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 4/15/29, 144A	5,553,000	6,165,760
5.50%, 1/15/30, 144A	5,505,000	5,885,382
Lamb Weston Holdings, Inc.
4.625%, 11/1/24, 144A	2,959,000	3,132,812
4.875%, 11/1/26, 144A	4,083,000	4,327,255
Pilgrim’s Pride Corp.
5.75%, 3/15/25, 144A	6,244,000	6,493,698
5.875%, 9/30/27, 144A	3,353,000	3,629,027
Post Holdings, Inc.
5.50%, 3/1/25, 144A	3,977,000	4,180,781
5.00%, 8/15/26, 144A	7,581,000	7,977,505
5.75%, 3/1/27, 144A	5,273,000	5,661,053
5.625%, 1/15/28, 144A	4,077,000	4,361,666
5.50%, 12/15/29, 144A	3,433,000	3,604,736
Sigma Holdco BV, 144A
7.875%, 5/15/26 (a)	2,306,000	2,255,158
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24	2,727,000	2,849,688
US Foods, Inc., 144A
5.875%, 6/15/24	3,016,000	3,116,885

		104,961,531

Healthcare-Products - 0.9%
Avantor, Inc.
6.00%, 10/1/24, 144A	6,374,000	6,844,019
9.00%, 10/1/25, 144A	8,961,000	9,991,515
Hill-Rom Holdings, Inc., 144A
4.375%, 9/15/27	2,000,000	2,055,695
Hologic, Inc.
4.375%, 10/15/25, 144A	4,495,000	4,641,088
4.625%, 2/1/28, 144A	1,756,000	1,857,580
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	6,161,000	6,083,947
Sotera Health Holdings LLC, 144A
6.50%, 5/15/23	1,951,000	2,015,383
Teleflex, Inc.
4.875%, 6/1/26	1,624,000	1,701,704
4.625%, 11/15/27	1,995,000	2,114,346

		37,305,277

Healthcare-Services - 6.8%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	3,370,000	3,441,579
AHP Health Partners, Inc., 144A
9.75%, 7/15/26 (a)	1,967,000	2,120,126
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26, 144A	1,960,000	2,026,831
5.00%, 7/15/27, 144A	2,224,000	2,312,565
Centene Corp.
4.75%, 5/15/22	5,774,000	5,903,877
6.125%, 2/15/24	3,506,000	3,648,431
4.75%, 1/15/25	5,029,000	5,237,050
5.375%, 6/1/26, 144A	7,544,000	8,025,119
4.25%, 12/15/27, 144A	80,000	82,500
4.625%, 12/15/29, 144A	80,000	84,100
Charles River Laboratories International, Inc.
5.50%, 4/1/26, 144A	1,994,000	2,128,241
4.25%, 5/1/28, 144A	2,328,000	2,351,280
CHS/Community Health Systems, Inc.
5.125%, 8/1/21	3,955,000	3,934,236
6.875%, 2/1/22	1,001,000	783,282
6.25%, 3/31/23	14,857,000	14,708,430
9.875%, 6/30/23, 144A (a)	7,407,000	6,243,471
8.625%, 1/15/24, 144A	3,711,000	3,831,570
8.125%, 6/30/24, 144A (a)	6,417,000	5,021,238
8.00%, 3/15/26, 144A	8,309,000	8,314,185
8.00%, 12/15/27, 144A	3,076,000	3,022,170
6.875%, 4/1/28, 144A (a)	7,473,000	3,773,865
DaVita, Inc.
5.125%, 7/15/24	6,113,000	6,288,688
5.00%, 5/1/25	7,215,000	7,461,609

Encompass Health Corp.
5.75%, 11/1/24	3,594,000	3,652,367
4.50%, 2/1/28	2,222,000	2,282,711
4.75%, 2/1/30	1,812,000	1,875,062
Envision Healthcare Corp., 144A
8.75%, 10/15/26	5,197,000	2,132,576
HCA Healthcare, Inc.
6.25%, 2/15/21	3,448,000	3,619,538
HCA, Inc.
7.50%, 2/15/22	8,461,000	9,391,651
5.875%, 5/1/23	5,657,000	6,250,928
5.375%, 2/1/25	12,045,000	13,339,717
5.875%, 2/15/26	6,951,000	7,863,493
5.375%, 9/1/26	4,159,000	4,616,594
5.625%, 9/1/28	6,310,000	7,146,233
5.875%, 2/1/29	3,964,000	4,533,825
MEDNAX, Inc.
5.25%, 12/1/23, 144A	2,890,000	2,962,221
6.25%, 1/15/27, 144A	4,801,000	4,897,140
Molina Healthcare, Inc.
5.375%, 11/15/22	3,365,000	3,566,876
Quorum Health Corp.
11.625%, 4/15/23 (a)	1,711,000	1,185,578
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A
9.75%, 12/1/26	6,077,000	6,700,044
RegionalCare Hospital Partners Holdings, Inc., 144A
8.25%, 5/1/23	3,817,000	4,057,948
Select Medical Corp., 144A
6.25%, 8/15/26	2,182,000	2,344,284
Surgery Center Holdings, Inc., 144A
10.00%, 4/15/27 (a)	1,914,000	2,015,150
Tenet Healthcare Corp.
8.125%, 4/1/22	12,284,000	13,450,980
6.75%, 6/15/23	7,788,000	8,430,510
4.625%, 7/15/24	7,629,000	7,915,088
4.625%, 9/1/24, 144A	2,554,000	2,640,198
5.125%, 5/1/25	6,008,000	6,188,240
7.00%, 8/1/25 (a)	3,163,000	3,332,980
4.875%, 1/1/26, 144A	9,412,000	9,788,480
6.25%, 2/1/27, 144A	6,355,000	6,807,794
5.125%, 11/1/27, 144A	6,484,000	6,783,885
WellCare Health Plans, Inc.
5.25%, 4/1/25	5,133,000	5,383,182
5.375%, 8/15/26, 144A	2,974,000	3,174,217

		269,073,933

Household Products/Wares - 0.3%
Prestige Brands, Inc.
5.375%, 12/15/21, 144A	1,739,000	1,745,086
6.375%, 3/1/24, 144A (a)	3,330,000	3,475,654
Spectrum Brands, Inc.
5.75%, 7/15/25	5,182,000	5,439,390

		10,660,130

Pharmaceuticals - 4.0%
Bausch Health Americas, Inc.
9.25%, 4/1/26, 144A	6,532,000	7,493,739
8.50%, 1/31/27, 144A	7,136,000	8,099,538
Bausch Health Cos., Inc.
6.50%, 3/15/22, 144A	4,235,000	4,351,463
5.50%, 3/1/23, 144A	2,533,000	2,559,381
5.875%, 5/15/23, 144A	6,012,000	6,102,120
7.00%, 3/15/24, 144A	9,304,000	9,757,477
6.125%, 4/15/25, 144A	13,477,000	14,049,368
5.50%, 11/1/25, 144A	8,659,000	9,070,303
9.00%, 12/15/25, 144A	7,045,000	7,960,850
5.75%, 8/15/27, 144A	2,039,000	2,214,915
7.00%, 1/15/28, 144A	3,037,000	3,334,558
7.25%, 5/30/29, 144A	3,264,000	3,664,419
Elanco Animal Health, Inc.
3.912%, 8/27/21	2,361,000	2,421,632
4.272%, 8/28/23	3,884,000	4,068,231
4.90%, 8/28/28	2,927,000	3,167,550
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 7/15/23, 144A	6,076,000	3,964,529
6.00%, 2/1/25, 144A	5,515,000	3,448,585
Horizon Pharma USA, Inc., 144A
5.50%, 8/1/27	2,436,000	2,571,143
Mallinckrodt International Finance SA
4.75%, 4/15/23 (a)	1,361,000	521,004
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 8/1/22, 144A	2,611,000	912,218
5.625%, 10/15/23, 144A (a)	2,871,000	812,249
5.50%, 4/15/25, 144A	2,569,000	770,700
Par Pharmaceutical, Inc., 144A
7.50%, 4/1/27	6,571,000	6,226,187
Teva Pharmaceutical Finance Co. BV
Series 2, 3.65%, 11/10/21	3,538,000	3,478,031
2.95%, 12/18/22	4,288,000	4,084,320

Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21	3,331,000	3,227,739
2.80%, 7/21/23	11,516,000	10,421,980
6.00%, 4/15/24 (a)	5,050,000	4,999,500
7.125%, 1/31/25, 144A	4,200,000	4,284,000
3.15%, 10/1/26	15,680,000	12,897,192
6.75%, 3/1/28 (a)	5,703,000	5,615,887

		156,550,808

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena AB, 144A
7.00%, 2/1/24	2,250,000	2,307,184

Energy - 10.0%
Coal - 0.1%
Peabody Energy Corp.
6.00%, 3/31/22, 144A (a)	1,878,000	1,835,745
6.375%, 3/31/25, 144A	2,305,000	2,034,162

		3,869,907

Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC
4.25%, 1/31/23, 144A	2,527,000	2,576,466
5.00%, 1/31/28, 144A	2,855,000	2,974,061
4.75%, 1/15/30, 144A	2,988,000	3,010,335

		8,560,862

Oil & Gas - 6.3%
Aker BP ASA
6.00%, 7/1/22, 144A	2,254,000	2,325,253
5.875%, 3/31/25, 144A	1,880,000	1,988,100
American Energy- Permian Basin LLC,
144A 12.00%, 10/1/24	2,800,000	1,750,000
Antero Resources Corp.
5.375%, 11/1/21	3,714,000	3,439,164
5.125%, 12/1/22	4,509,000	3,674,835
5.625%, 6/1/23 (a)	3,387,000	2,404,770
5.00%, 3/1/25 (a)	2,901,000	1,885,650
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00%, 4/1/22, 144A	4,366,000	4,202,247
7.00%, 11/1/26, 144A	2,631,000	2,033,362
Baytex Energy Corp.
5.125%, 6/1/21, 144A	1,202,000	1,191,963
5.625%, 6/1/24, 144A	1,914,000	1,712,791
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.
6.875%, 2/1/25	3,470,000	2,715,240
Bruin E&P Partners LLC,
144A 8.875%, 8/1/23	2,530,000	1,626,575
California Resources Corp.,
144A 8.00%, 12/15/22 (a)	8,073,000	2,038,432
Callon Petroleum Co.
6.125%, 10/1/24	2,925,000	2,786,063
6.375%, 7/1/26	1,699,000	1,589,155
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
144A 11.00%, 4/15/25 (a)	2,228,000	2,247,517
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (a)	2,811,000	2,712,587
Chesapeake Energy Corp.
7.00%, 10/1/24 (a)	3,664,000	1,877,763
8.00%, 1/15/25 (a)	5,656,000	2,919,910
8.00%, 3/15/26, 144A	4,154,000	1,920,695
7.50%, 10/1/26	1,680,000	836,384
8.00%, 6/15/27 (a)	4,628,000	2,221,556
Citgo Holding, Inc.,
144A 9.25%, 8/1/24	5,818,000	6,116,173
CITGO Petroleum Corp.,
144A 6.25%, 8/15/22	1,863,000	1,888,603
CNX Resources Corp.
5.875%, 4/15/22	3,429,000	3,334,703
7.25%, 3/14/27, 144A	2,371,000	1,973,917
CrownRock LP / CrownRock Finance, Inc.,
144A 5.625%, 10/15/25	4,820,000	4,774,764
Denbury Resources, Inc.
9.00%, 5/15/21, 144A	2,794,000	2,458,022
9.25%, 3/31/22, 144A	1,781,000	1,478,786
7.75%, 2/15/24, 144A	2,329,000	1,738,983
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25 (a)	2,222,000	1,783,155
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 1/30/26, 144A	2,409,000	2,468,797
5.75%, 1/30/28, 144A	3,987,000	4,182,293
Extraction Oil & Gas, Inc.
7.375%, 5/15/24, 144A	2,142,000	975,499
5.625%, 2/1/26, 144A	2,726,000	1,261,722
Gulfport Energy Corp.
6.00%, 10/15/24	2,973,000	2,043,046
6.375%, 5/15/25	2,477,000	1,617,270
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/1/24, 144A	1,923,000	1,717,826
5.75%, 10/1/25, 144A	2,642,000	2,302,728
6.25%, 11/1/28, 144A	2,586,000	2,182,784
Matador Resources Co.
5.875%, 9/15/26	4,407,000	4,363,128

MEG Energy Corp.
6.375%, 1/30/23, 144A	3,272,000	3,214,707
7.00%, 3/31/24, 144A	4,449,000	4,373,923
6.50%, 1/15/25, 144A	2,638,000	2,748,611
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26, 144A	3,091,000	2,064,317
10.50%, 5/15/27, 144A	2,043,000	1,507,422
Murphy Oil Corp.
6.875%, 8/15/24	1,935,000	2,030,086
5.75%, 8/15/25	3,598,000	3,692,340
5.875%, 12/1/27	1,700,000	1,710,982
Nabors Industries, Inc.
4.625%, 9/15/21	2,036,000	1,938,781
5.50%, 1/15/23 (a)	3,177,000	2,803,703
5.75%, 2/1/25	3,328,000	2,605,541
Noble Holding International Ltd.
7.95%, 4/1/25 (a)	1,848,000	910,907
7.875%, 2/1/26, 144A	3,367,000	2,122,380
Oasis Petroleum, Inc.
6.875%, 3/15/22	3,179,000	2,978,326
6.25%, 5/1/26, 144A (a)	2,140,000	1,540,854
Parkland Fuel Corp.
6.00%, 4/1/26, 144A	3,334,000	3,573,456
5.875%, 7/15/27, 144A	1,572,000	1,685,691
Parsley Energy LLC / Parsley Finance Corp.
6.25%, 6/1/24, 144A	844,000	878,110
5.375%, 1/15/25, 144A	3,422,000	3,507,447
5.25%, 8/15/25, 144A	3,488,000	3,551,604
5.625%, 10/15/27, 144A	1,738,000	1,801,046
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/23	1,409,000	1,468,129
7.25%, 6/15/25	3,639,000	3,857,304
PDC Energy, Inc.
6.125%, 9/15/24	1,349,000	1,346,187
5.75%, 5/15/26	2,816,000	2,665,499
Puma International Financing SA
5.125%, 10/6/24, 144A	2,650,000	2,628,747
5.00%, 1/24/26, 144A	2,850,000	2,721,716
QEP Resources, Inc.
5.375%, 10/1/22	1,659,000	1,626,338
5.25%, 5/1/23	2,587,000	2,464,118
5.625%, 3/1/26 (a)	2,513,000	2,286,767
Range Resources Corp.
5.75%, 6/1/21	2,483,000	2,483,993
5.00%, 8/15/22	2,718,000	2,582,100
5.00%, 3/15/23 (a)	2,585,000	2,252,155
4.875%, 5/15/25 (a)	3,601,000	2,943,818
Rowan Cos., Inc.
4.875%, 6/1/22 (a)	2,501,000	1,545,148
Seven Generations Energy Ltd.
6.75%, 5/1/23, 144A	1,638,000	1,689,867
6.875%, 6/30/23, 144A	1,615,000	1,660,083
5.375%, 9/30/25, 144A	3,245,000	3,171,955
SM Energy Co.
6.125%, 11/15/22	1,259,000	1,231,065
5.00%, 1/15/24	2,185,000	2,016,569
5.625%, 6/1/25 (a)	2,538,000	2,316,978
6.75%, 9/15/26 (a)	2,077,000	1,895,984
6.625%, 1/15/27 (a)	2,242,000	2,045,427
Southwestern Energy Co.
6.20%, 1/23/25	3,963,000	3,457,757
7.50%, 4/1/26	2,945,000	2,587,992
7.75%, 10/1/27 (a)	2,253,000	1,962,983
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	3,871,000	3,969,381
5.50%, 2/15/26	4,177,000	4,329,868
6.00%, 4/15/27	2,797,000	2,970,253
Transocean, Inc.
9.00%, 7/15/23, 144A	3,341,000	3,417,175
7.25%, 11/1/25, 144A	3,315,000	2,966,892
7.50%, 1/15/26, 144A	3,163,000	2,847,261
Valaris PLC
7.75%, 2/1/26 (a)	4,466,000	2,020,977
Whiting Petroleum Corp.
5.75%, 3/15/21 (a)	3,785,000	3,471,791
6.25%, 4/1/23 (a)	1,715,000	1,196,213
6.625%, 1/15/26 (a)	4,263,000	2,440,674
WPX Energy, Inc.
8.25%, 8/1/23	1,807,000	2,034,167
5.25%, 9/15/24	2,329,000	2,385,967
5.75%, 6/1/26	2,780,000	2,859,376
5.25%, 10/15/27	2,282,000	2,287,648

		248,108,767

Oil & Gas Services - 0.3%
KCA Deutag UK Finance PLC
9.875%, 4/1/22, 144A (a)	2,237,000	1,493,895
9.625%, 4/1/23, 144A	1,715,000	1,145,298
SESI LLC
7.125%, 12/15/21 (a)	2,986,000	2,232,035
7.75%, 9/15/24	2,348,000	1,349,126
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	2,931,000	3,017,095
6.875%, 9/1/27, 144A	3,169,000	3,249,255

		12,486,704

Pipelines - 3.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	2,547,000	2,184,053
5.75%, 3/1/27, 144A	2,798,000	2,217,485
5.75%, 1/15/28, 144A	2,796,000	2,166,970
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	3,989,000	3,608,822
Buckeye Partners LP
4.15%, 7/1/23	2,000,000	1,998,572
3.95%, 12/1/26	3,030,000	2,811,476
4.125%, 12/1/27	1,200,000	1,105,032
Cheniere Energy Partners LP
5.25%, 10/1/25	8,399,000	8,671,884
5.625%, 10/1/26	3,919,000	4,132,013
4.50%, 10/1/29, 144A	6,334,000	6,383,564
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	4,407,000	4,428,991
5.75%, 4/1/25 (a)	1,622,000	1,634,635
5.625%, 5/1/27, 144A	2,711,000	2,622,893
DCP Midstream Operating LP
4.75%, 9/30/21, 144A	2,041,000	2,083,861
3.875%, 3/15/23	1,752,000	1,782,642
5.375%, 7/15/25	3,965,000	4,232,519
5.125%, 5/15/29	2,485,000	2,528,046
EnLink Midstream LLC
5.375%, 6/1/29	1,726,000	1,466,276
EnLink Midstream Partners LP
4.40%, 4/1/24	2,260,000	2,084,827
4.15%, 6/1/25	3,310,000	2,929,383
4.85%, 7/15/26	2,845,000	2,521,730
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/1/22	4,001,000	3,918,457
6.00%, 5/15/23	1,596,000	1,496,066
6.50%, 10/1/25 (a)	2,094,000	1,900,242
6.25%, 5/15/26	2,177,000	1,904,119
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	3,479,000	3,338,066
7.50%, 4/15/26, 144A	1,543,000	1,384,646
NuStar Logistics LP
6.00%, 6/1/26	2,251,000	2,412,788
5.625%, 4/28/27	2,482,000	2,568,429
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/1/23, 144A	1,355,000	1,310,949
5.50%, 9/15/24, 144A	4,096,000	3,998,679
5.50%, 1/15/28, 144A	2,927,000	2,714,332
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 5/1/23	2,283,000	2,308,661
4.25%, 11/15/23	3,037,000	3,071,136
6.75%, 3/15/24	1,646,000	1,713,881
5.125%, 2/1/25	2,675,000	2,754,956
5.875%, 4/15/26	4,426,000	4,665,332
5.375%, 2/1/27	2,287,000	2,332,334
6.50%, 7/15/27, 144A	3,203,000	3,424,287
5.00%, 1/15/28	3,441,000	3,423,322
6.875%, 1/15/29, 144A	3,230,000	3,495,902
5.50%, 3/1/30, 144A	4,000,000	4,016,200

		121,748,458

Financial - 8.6%
Banks - 1.0%
CIT Group, Inc.
4.125%, 3/9/21	2,475,000	2,526,975
5.00%, 8/15/22	4,085,000	4,357,849
5.00%, 8/1/23	3,350,000	3,613,779
4.75%, 2/16/24	2,039,000	2,181,730
5.25%, 3/7/25	3,078,000	3,393,464
6.125%, 3/9/28	1,460,000	1,719,657
Freedom Mortgage Corp.
8.125%, 11/15/24, 144A	1,621,000	1,602,432
8.25%, 4/15/25, 144A	3,046,000	3,030,740
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	7,636,000	7,949,250
5.71%, 1/15/26, 144A	7,546,000	8,059,819

		38,435,695

Diversified Financial Services - 3.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 7/15/26, 144A	4,502,000	4,769,302
9.75%, 7/15/27, 144A	4,412,000	4,653,877
Ally Financial, Inc.
5.125%, 9/30/24	3,001,000	3,304,851
5.75%, 11/20/25	4,931,000	5,442,591
goeasy Ltd., 144A
5.375%, 12/1/24	2,400,000	2,424,000
LPL Holdings, Inc.
5.75%, 9/15/25, 144A	3,557,000	3,767,574
4.625%, 11/15/27, 144A	1,800,000	1,827,000
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23, 144A	4,641,000	4,977,426
9.125%, 7/15/26, 144A	3,213,000	3,554,381
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50%, 7/1/21	2,704,000	2,722,658

Navient Corp.
5.875%, 3/25/21	3,004,000	3,113,496
6.625%, 7/26/21	3,879,000	4,120,507
Series MTN, 7.25%, 1/25/22	3,520,000	3,828,000
6.50%, 6/15/22	4,041,000	4,392,648
5.50%, 1/25/23	4,274,000	4,514,412
7.25%, 9/25/23	2,322,000	2,583,202
Series MTN, 6.125%, 3/25/24	3,466,000	3,708,585
5.875%, 10/25/24	2,354,000	2,512,871
6.75%, 6/25/25 (a)	2,083,000	2,254,847
6.75%, 6/15/26	1,933,000	2,073,345
NFP Corp., 144A
6.875%, 7/15/25	2,952,000	2,885,550
Quicken Loans, Inc.
5.75%, 5/1/25, 144A	5,826,000	6,065,536
5.25%, 1/15/28, 144A	4,370,000	4,570,048
Springleaf Finance Corp.
8.25%, 12/15/20	4,183,000	4,432,934
7.75%, 10/1/21	2,970,000	3,251,408
6.125%, 5/15/22	4,755,000	5,123,513
5.625%, 3/15/23	3,070,000	3,296,413
6.125%, 3/15/24	5,595,000	6,140,513
6.875%, 3/15/25	6,532,000	7,476,005
7.125%, 3/15/26	6,440,000	7,434,175
6.625%, 1/15/28	3,635,000	4,025,117
5.375%, 11/15/29	3,000,000	3,097,500

		128,344,285

Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 2/15/24, 144A	4,086,000	4,349,036
7.00%, 11/15/25, 144A	3,811,000	3,426,890
10.125%, 8/1/26, 144A	1,900,000	1,952,008
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23 (a)	2,283,000	2,266,996
AssuredPartners, Inc., 144A
7.00%, 8/15/25	2,501,000	2,500,975
Genworth Holdings, Inc.
7.625%, 9/24/21 (a)	2,678,000	2,773,926
HUB International Ltd., 144A
7.00%, 5/1/26	5,250,000	5,394,506

		22,664,337

Real Estate - 0.4%
Howard Hughes Corp., 144A
5.375%, 3/15/25	4,718,000	4,961,779
Kennedy-Wilson, Inc.
5.875%, 4/1/24	5,527,000	5,690,268
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/1/21, 144A	2,647,000	2,672,808
4.875%, 6/1/23, 144A (a)	2,505,000	2,454,900
9.375%, 4/1/27, 144A (a)	2,413,000	2,431,158

		18,210,913

Real Estate Investment Trusts - 2.8%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A
5.75%, 5/15/26	4,566,000	4,768,612
CBL & Associates LP
5.25%, 12/1/23 (a)	1,447,000	1,063,711
5.95%, 12/15/26 (a)	2,701,000	1,795,686
ESH Hospitality, Inc.
5.25%, 5/1/25, 144A	5,434,000	5,624,190
4.625%, 10/1/27, 144A	3,345,000	3,369,494
Iron Mountain, Inc.
4.375%, 6/1/21, 144A	2,437,000	2,457,715
6.00%, 8/15/23	2,197,000	2,259,109
5.75%, 8/15/24	3,997,000	4,059,753
4.875%, 9/15/27, 144A	4,437,000	4,569,323
5.25%, 3/15/28, 144A	4,235,000	4,424,823
4.875%, 9/15/29, 144A	4,060,000	4,120,179
iStar, Inc.
5.25%, 9/15/22	2,280,000	2,339,307
4.75%, 10/1/24	2,538,000	2,612,528
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 3/15/22, 144A	1,818,000	1,890,707
5.25%, 10/1/25, 144A	2,522,000	2,567,182
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	5,358,000	5,907,195
4.50%, 9/1/26	1,953,000	2,060,068
5.75%, 2/1/27, 144A	2,730,000	3,061,013
MPT Operating Partnership LP / MPT Finance Corp.
6.375%, 3/1/24	2,062,000	2,159,285
5.25%, 8/1/26	3,113,000	3,315,446
5.00%, 10/15/27	5,974,000	6,287,784
4.625%, 8/1/29	3,466,000	3,641,362
Ryman Hospitality Properties, Inc., 144A
4.75%, 10/15/27	3,238,000	3,342,660
SBA Communications Corp.
4.875%, 7/15/22	1,840,000	1,869,887
4.00%, 10/1/22	4,154,000	4,242,244
4.875%, 9/1/24	5,488,000	5,705,736

Senior Housing Properties Trust
4.75%, 2/15/28	2,216,000	2,245,589
Starwood Property Trust, Inc.
3.625%, 2/1/21	1,670,000	1,687,368
5.00%, 12/15/21	2,244,000	2,344,419
4.75%, 3/15/25	2,611,000	2,723,051
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.125%, 12/15/24 (a)	2,393,000	1,980,184
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	2,204,000	2,082,780
8.25%, 10/15/23 (a)	4,969,000	4,248,495
Washington Prime Group LP
6.45%, 8/15/24 (a)	3,374,000	3,239,040

		110,065,925

Venture Capital - 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.875%, 2/1/22	3,382,000	3,409,834
6.25%, 2/1/22	4,752,000	4,858,887
6.75%, 2/1/24	4,403,000	4,591,955
4.75%, 9/15/24, 144A	2,838,000	2,898,307
6.375%, 12/15/25	2,998,000	3,177,850
6.25%, 5/15/26	4,429,000	4,719,649

		23,656,482

Industrial - 9.3%
Aerospace/Defense - 2.7%
Arconic, Inc.
5.40%, 4/15/21	5,203,000	5,364,580
5.87%, 2/23/22	1,990,000	2,125,250
5.125%, 10/1/24	5,781,000	6,305,712
Bombardier, Inc.
8.75%, 12/1/21, 144A	3,726,000	4,041,779
5.75%, 3/15/22, 144A	3,925,000	4,013,285
6.00%, 10/15/22, 144A	5,396,000	5,422,980
6.125%, 1/15/23, 144A	4,751,000	4,828,916
7.50%, 12/1/24, 144A	3,778,000	3,891,302
7.50%, 3/15/25, 144A	7,345,000	7,455,175
7.875%, 4/15/27, 144A	8,296,000	8,366,392
Signature Aviation US Holdings, Inc.
5.375%, 5/1/26, 144A	2,000,000	2,107,605
4.00%, 3/1/28, 144A	2,800,000	2,825,340
TransDigm, Inc.
6.50%, 7/15/24	5,631,000	5,820,990
6.50%, 5/15/25	4,455,000	4,638,769
6.25%, 3/15/26, 144A	16,127,000	17,346,588
6.375%, 6/15/26	5,588,000	5,885,743
7.50%, 3/15/27	2,262,000	2,453,869
5.50%, 11/15/27, 144A	11,000,000	11,027,500
Triumph Group, Inc.
6.25%, 9/15/24, 144A	2,007,000	2,112,347
7.75%, 8/15/25	2,145,000	2,237,053

		108,271,175

Building Materials - 1.0%
Builders FirstSource, Inc.
5.625%, 9/1/24, 144A	2,703,000	2,817,850
6.75%, 6/1/27, 144A	1,792,000	1,939,755
Cornerstone Building Brands, Inc., 144A
8.00%, 4/15/26 (a)	3,117,000	3,171,625
Griffon Corp.
5.25%, 3/1/22	4,196,000	4,241,959
JELD-WEN, Inc.
4.625%, 12/15/25, 144A	1,613,000	1,631,816
4.875%, 12/15/27, 144A	1,584,000	1,590,490
Standard Industries, Inc.
5.50%, 2/15/23, 144A	1,088,000	1,115,189
5.375%, 11/15/24, 144A	6,249,000	6,444,219
6.00%, 10/15/25, 144A	5,274,000	5,531,055
5.00%, 2/15/27, 144A	1,871,000	1,945,508
4.75%, 1/15/28, 144A	4,369,000	4,521,140
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	2,862,000	2,917,451

		37,868,057

Electrical Components & Equipment - 0.2%
Energizer Holdings, Inc.
5.50%, 6/15/25, 144A	2,358,000	2,449,349
6.375%, 7/15/26, 144A (a)	2,291,000	2,450,963
7.75%, 1/15/27, 144A	2,351,000	2,632,703

		7,533,015

Electronics - 0.7%
ADT Security Corp.
6.25%, 10/15/21	5,296,000	5,625,676
3.50%, 7/15/22	4,097,000	4,168,669
4.125%, 6/15/23	2,686,000	2,759,838
APX Group, Inc.
8.75%, 12/1/20 (a)	2,357,000	2,309,860
7.875%, 12/1/22	4,311,000	4,294,806
7.625%, 9/1/23 (a)	1,200,000	1,050,498

Sensata Technologies BV
4.875%, 10/15/23, 144A	1,280,000	1,359,987
5.625%, 11/1/24, 144A	2,903,000	3,201,762
5.00%, 10/1/25, 144A	2,282,000	2,475,947

		27,247,043

Engineering & Construction - 0.4%
AECOM
5.875%, 10/15/24	3,715,000	4,067,888
5.125%, 3/15/27	4,119,000	4,398,464
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	4,316,000	4,218,847
MasTec, Inc.
4.875%, 3/15/23	1,529,000	1,552,569

		14,237,768

Environmental Control - 0.5%
Advanced Disposal Services, Inc., 144A
5.625%, 11/15/24	1,470,000	1,538,597
Clean Harbors, Inc., 144A
4.875%, 7/15/27	2,381,000	2,500,342
Covanta Holding Corp.
5.875%, 3/1/24	1,272,000	1,313,868
5.875%, 7/1/25	2,616,000	2,741,346
6.00%, 1/1/27	1,357,000	1,425,322
GFL Environmental, Inc.
5.375%, 3/1/23, 144A	2,268,000	2,285,010
7.00%, 6/1/26, 144A	1,561,000	1,592,762
8.50%, 5/1/27, 144A	2,397,000	2,556,706
Stericycle, Inc., 144A
5.375%, 7/15/24	2,201,000	2,305,525

		18,259,478

Hand/Machine Tools - 0.1%
Colfax Corp.
6.00%, 2/15/24, 144A	2,658,000	2,824,099
6.375%, 2/15/26, 144A	1,601,000	1,731,081

		4,555,180

Machinery-Construction & Mining - 0.1%
Vertiv Group Corp., 144A
9.25%, 10/15/24	3,136,000	3,088,960

Machinery-Diversified - 0.1%
Cloud Crane LLC, 144A
10.125%, 8/1/24	2,787,000	2,884,517
Welbilt, Inc.
9.50%, 2/15/24	1,167,000	1,240,422

		4,124,939

Packaging & Containers - 3.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 9/15/22, 144A	3,884,000	3,942,233
6.00%, 2/15/25, 144A	6,816,000	7,173,840
4.125%, 8/15/26, 144A	2,128,000	2,163,908
5.25%, 8/15/27, 144A	3,820,000	3,938,697
Ball Corp.
4.375%, 12/15/20	4,090,000	4,181,002
5.00%, 3/15/22	2,674,000	2,821,051
4.00%, 11/15/23	3,996,000	4,185,770
5.25%, 7/1/25	5,228,000	5,854,733
4.875%, 3/15/26	3,150,000	3,452,691
Berry Global, Inc.
5.50%, 5/15/22	3,108,000	3,158,483
6.00%, 10/15/22	1,108,000	1,130,506
5.125%, 7/15/23	3,662,000	3,767,246
4.50%, 2/15/26, 144A	2,807,000	2,861,161
4.875%, 7/15/26, 144A	5,906,000	6,190,220
5.625%, 7/15/27, 144A	408,000	435,550
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	4,189,000	4,390,030
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 2/1/26	500,000	525,799
Flex Acquisition Co., Inc.
6.875%, 1/15/25, 144A	3,074,000	2,935,639
7.875%, 7/15/26, 144A	1,795,000	1,718,394
Graphic Packaging International LLC
4.75%, 4/15/21	1,591,000	1,631,411
LABL Escrow Issuer LLC
6.75%, 7/15/26, 144A	2,788,000	2,862,925
10.50%, 7/15/27, 144A (a)	2,884,000	2,876,278
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24, 144A	6,667,000	6,833,608
7.25%, 4/15/25, 144A	6,145,000	5,837,689
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22, 144A	1,931,000	2,003,399
5.875%, 8/15/23, 144A (a)	3,218,000	3,415,103
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.125%, 7/15/23, 144A	7,292,000	7,474,227
7.00%, 7/15/24, 144A	3,154,000	3,270,304
Sealed Air Corp.
4.875%, 12/1/22, 144A	2,056,000	2,169,721
5.25%, 4/1/23, 144A	2,439,000	2,604,645
5.125%, 12/1/24, 144A	1,772,000	1,915,975
5.50%, 9/15/25, 144A (a)	1,570,000	1,719,802
4.00%, 12/1/27, 144A	1,700,000	1,712,750

Silgan Holdings, Inc., 144A
4.125%, 2/1/28	1,500,000	1,506,570
Trivium Packaging Finance BV
5.50%, 8/15/26, 144A	3,908,000	4,110,782
8.50%, 8/15/27, 144A	3,340,000	3,640,684

		120,412,826

Transportation - 0.4%
Hornbeck Offshore Services, Inc.
5.00%, 3/1/21 (a)	1,581,000	474,300
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23 (a)	1,878,000	1,836,524
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	4,632,000	4,751,751
6.125%, 9/1/23, 144A	4,333,000	4,484,612
6.75%, 8/15/24, 144A	3,836,000	4,169,809

		15,716,996

Trucking & Leasing - 0.1%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22, 144A	2,568,000	2,670,702
6.50%, 10/1/25, 144A	2,242,000	2,313,934

		4,984,636

Technology - 4.8%
Computers - 1.3%
Banff Merger Sub, Inc., 144A
9.75%, 9/1/26	6,439,000	6,051,211
Dell International LLC / EMC Corp.
5.875%, 6/15/21, 144A	3,633,000	3,692,036
7.125%, 6/15/24, 144A	4,743,000	5,021,651
Dell, Inc.
4.625%, 4/1/21 (a)	2,085,000	2,142,129
Diebold Nixdorf, Inc.
8.50%, 4/15/24	1,680,000	1,444,120
EMC Corp.
3.375%, 6/1/23	4,798,000	4,855,240
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23 (a)	3,926,000	1,413,360
Harland Clarke Holdings Corp.
9.25%, 3/1/21, 144A (a)	2,948,000	2,742,819
8.375%, 8/15/22, 144A	3,612,000	2,719,157
NCR Corp.
5.00%, 7/15/22	2,359,000	2,384,949
6.375%, 12/15/23	3,351,000	3,440,271
5.75%, 9/1/27, 144A	2,507,000	2,602,210
6.125%, 9/1/29, 144A	2,147,000	2,270,071
Western Digital Corp.
4.75%, 2/15/26	10,304,000	10,632,440

		51,411,664

Office/Business Equipment - 0.7%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	2,630,000	2,907,228
5.00%, 9/1/25	3,618,000	3,780,774
4.25%, 4/1/28	2,334,000	2,443,751
Pitney Bowes, Inc.
4.125%, 10/1/21	2,119,000	2,147,564
4.625%, 5/15/22 (a)	2,777,000	2,809,108
5.20%, 4/1/23	2,601,000	2,611,833
4.625%, 3/15/24 (a)	1,300,000	1,260,987
Xerox Corp.
4.50%, 5/15/21	4,825,000	4,956,481
4.125%, 3/15/23	4,216,000	4,363,518

		27,281,244

Semiconductors - 0.1%
Qorvo, Inc.
5.50%, 7/15/26	3,820,000	4,070,684
Sensata Technologies UK Financing
Co. PLC, 144A
6.25%, 2/15/26	545,000	586,797

		4,657,481

Software - 2.7%
Camelot Finance SA, 144A
4.50%, 11/1/26	3,000,000	3,062,478
CDK Global, Inc.
5.00%, 10/15/24	1,344,000	1,456,547
5.875%, 6/15/26	2,009,000	2,151,785
4.875%, 6/1/27	3,945,000	4,141,984
5.25%, 5/15/29, 144A	2,225,000	2,361,615
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	3,815,000	3,948,487
Dun & Bradstreet Corp.
6.875%, 8/15/26, 144A	2,591,000	2,829,048
10.25%, 2/15/27, 144A	3,690,000	4,122,920
Infor US, Inc.
6.50%, 5/15/22	7,483,000	7,642,336
Informatica LLC, 144A
7.125%, 7/15/23	3,097,000	3,155,038
IQVIA, Inc.
5.00%, 10/15/26, 144A	4,445,000	4,677,573
5.00%, 5/15/27, 144A	4,923,000	5,180,584
MSCI, Inc.
5.25%, 11/15/24, 144A	3,953,000	4,071,550
5.75%, 8/15/25, 144A	3,390,000	3,567,941
4.75%, 8/1/26, 144A	2,582,000	2,717,097
5.375%, 5/15/27, 144A	2,071,000	2,223,369
4.00%, 11/15/29, 144A	4,100,000	4,130,750
Nuance Communications, Inc.
5.625%, 12/15/26	2,298,000	2,446,962

Open Text Corp.
5.625%, 1/15/23, 144A	4,161,000	4,244,178
5.875%, 6/1/26, 144A	3,559,000	3,796,928
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24 (a)	5,180,000	5,024,600
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/1/24	9,393,000	9,803,850
SS&C Technologies, Inc., 144A
5.50%, 9/30/27	8,540,000	9,153,385
TIBCO Software, Inc., 144A
11.375%, 12/1/21	3,952,000	4,082,910
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 2/1/23, 144A	2,187,000	2,136,885
10.50%, 2/1/24, 144A (a)	3,618,000	3,339,106

		105,469,906

Utilities - 2.7%
Electric - 2.4%
AES Corp.
4.00%, 3/15/21	2,013,000	2,045,208
4.50%, 3/15/23	2,317,000	2,380,694
4.875%, 5/15/23	1,551,000	1,582,005
5.50%, 4/15/25	2,332,000	2,422,225
6.00%, 5/15/26	3,497,000	3,741,099
5.125%, 9/1/27	2,029,000	2,173,206
Calpine Corp.
5.50%, 2/1/24	2,308,000	2,354,252
5.75%, 1/15/25	5,321,000	5,414,118
5.25%, 6/1/26, 144A	5,290,000	5,541,024
Clearway Energy Operating LLC
5.375%, 8/15/24	2,924,000	3,004,410
5.75%, 10/15/25	2,289,000	2,409,150
Drax Finco PLC, 144A
6.625%, 11/1/25	2,368,000	2,513,135
InterGen NV, 144A
7.00%, 6/30/23	1,354,000	1,320,150
NextEra Energy Operating Partners LP
4.25%, 7/15/24, 144A	3,109,000	3,201,679
4.25%, 9/15/24, 144A	2,553,000	2,629,564
3.875%, 10/15/26, 144A	2,059,000	2,050,608
4.50%, 9/15/27, 144A	2,533,000	2,589,543
NRG Energy, Inc.
7.25%, 5/15/26	4,232,000	4,643,784
6.625%, 1/15/27	5,544,000	6,014,256
5.75%, 1/15/28 (a)	3,535,000	3,826,726
5.25%, 6/15/29, 144A (a)	3,282,000	3,525,270
Talen Energy Supply LLC
6.50%, 6/1/25	2,394,000	1,812,461
10.50%, 1/15/26, 144A	3,106,000	2,642,158
7.25%, 5/15/27, 144A	2,407,000	2,462,066
6.625%, 1/15/28, 144A	2,286,000	2,246,789
TransAlta Corp.
4.50%, 11/15/22	1,200,000	1,237,951
Vistra Energy Corp.
5.875%, 6/1/23	2,626,000	2,685,610
Vistra Operations Co. LLC
5.50%, 9/1/26, 144A	4,344,000	4,582,149
5.625%, 2/15/27, 144A	5,640,000	5,936,227
5.00%, 7/31/27, 144A	5,352,000	5,572,904

		94,560,421

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	2,842,000	3,040,912
5.50%, 5/20/25	2,931,000	3,144,113
5.875%, 8/20/26	3,521,000	3,872,475
5.75%, 5/20/27	1,685,000	1,840,563

		11,898,063

TOTAL CORPORATE BONDS (Cost $3,886,151,805)		3,893,337,027

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 4.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c) (Cost $178,816,685)	178,816,685	178,816,685

TOTAL INVESTMENTS - 103.2% (Cost $4,064,968,490)		$4,072,153,712
Other assets and liabilities, net - (3.2%)		(125,325,746)

NET ASSETS - 100.0%		$3,946,827,966

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 4.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c)
161,595,001	17,221,684 (d)	—	—	—	506,385	—	178,816,685	178,816,685
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b)
36,745,383	156,427,538	(193,172,921)	—	—	90,368	—	—	—

198,340,384	173,649,222	(193,172,921)	—	—	596,753	—	178,816,685	178,816,685

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $178,991,239, which is 4.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $7,131,314.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$3,893,337,027	$—	$3,893,337,027
Short-Term Investments (e)	178,816,685	—	—	178,816,685

TOTAL	$178,816,685	$3,893,337,027	$—	$4,072,153,712

(e)	See Schedule of Investments for additional detailed categorizations.